Liabilities in Respect of IIA Grants (Narrative) (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of israeli innovation authority grants [Abstract]
Grants received net of royalties	$ 13,681
Amortized cost of grants received	$ 8,105